Fairway Private Equity & Venture Capital Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2025
Shares		% of Net Assets	Fair Value
	DIRECT INVESTMENTS - 10.7%
	Homebrew SL Fund, LLC(a)(b)(c)(d)	1.1%	$ 273,000
	MXV SPV Master LP 1(a)(b)(c)(d)	3.8%	999,870
	MXV SPV Master LP 2(a)(b)(c)(d)	3.8%	1,000,000
	MXV SPV Master LP 4(a)(b)(c)(d)	2.0%	524,682
	TOTAL DIRECT INVESTMENTS (Cost - $2,536,014)	10.7%	$ 2,797,552

	PORTFOLIO FUNDS - 87.4%
	Adams Street Private Credit Fund II-B LP(a)(b)(c)(d)	5.0%	$ 1,294,380
	Bain Capital Ventures 2022 Fund, LP(a)(b)(c)(d)	9.9%	2,594,018
	Battery Ventures XIV, LP(a)(b)(c)(d)	7.8%	2,041,207
	CRV Select Fund II, LP(a)(b)(c)(d)	3.8%	980,930
	CRV XIX, LP(a)(b)(c)(d)	5.4%	1,405,246
	Green Equity Investors IX, LP(a)(b)(c)(d)	8.2%	2,143,000
	Kelso Investment Associates XI, LP(a)(b)(c)(d)	4.4%	1,140,244
	Mango Capital Opportunities 2022 LP(a)(b)(c)(d)	3.7%	959,871
	NextView All Access Fund I, LP(a)(b)(c)(d)	1.2%	305,181
	Nextview Ventures V, LP(a)(b)(c)(d)	2.2%	572,493
	Primary Select Fund III, LP(a)(b)(c)(d)	3.4%	879,967
	PVP Fund IV, LP(a)(b)(c)(d)	4.6%	1,202,144
	Thoma Bravo Fund XV-A, LP(a)(b)(c)(d)	13.4%	3,509,423
	Threshold Ventures IV, LP(a)(b)(c)(d)	2.9%	744,615
	Threshold Ventures Select I, LP(a)(b)(c)(d)	3.7%	972,534
	Work-Bench Ventures Select Fund, LP(a)(b)(c)(d)	3.5%	919,883
	WP DVT, LP(a)(b)(c)(d)	4.3%	1,128,061
	TOTAL PORTFOLIO FUNDS (Cost - $18,016,837)	87.4%	$ 22,793,197

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
88,418	Morgan Stanley Institutional Liquidity Fund - Government Fund - Institutional Class, 3.69%(e)	0.3%	$ 88,418
	TOTAL SHORT-TERM INVESTMENT (Cost - $88,418)	0.3%	$ 88,418

	TOTAL INVESTMENTS - 98.4% (Cost - $20,641,269)	98.4%	$ 25,679,167
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%		410,016
	NET ASSETS - 100.0%		$ 26,089,183

	LLC - Limited Liability Company
	LP - Limited Partnership
	(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of December 31, 2025 was $25,590,749, which represents 98.1% of total net assets.
(c) The value of this investment has been determined in good faith under policies adopted by the Board of Trustees.
	(d) Restricted security.
(e) Money market fund; interest rate reflects seven-day effective yield on December 31, 2025.